Financial Instruments and Risk Management (Market Price Risk) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) $ / oz
Disclosure of detailed information about hedged items [line items]
Unrealized gains	$ (0.7)	$ 0.6
Market risk [member]
Disclosure of detailed information about hedged items [line items]
Potential percentage change in value	1000.00%
Impact on other comprehensive income	$ 4.3	2.1
Gold Options [Member] | Market risk [member]
Disclosure of detailed information about hedged items [line items]
Potential percentage change in value	10.00%
Impact on pre-tax earnings	$ 73.8	$ 66.6
Bottom of range [member] | Gold Options [Member] | Market risk [member]
Disclosure of detailed information about hedged items [line items]
Average realized price per ounce | $ / oz		1,474
Top of range [member] | Gold Options [Member] | Market risk [member]
Disclosure of detailed information about hedged items [line items]
Average realized price per ounce | $ / oz		2,067